2010 Main Street Suite 500 Irvine, CA 92614-7269 +1 949 442 6000 Main +1 949 442 6010 Fax www.dechert.com

August 14, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:

Two Roads Shared Trust (the “Trust” or “Registrant”)

(File Nos. 333-182417 and 811-22718)

Dear Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), we hereby certify on behalf of the Trust that (i) the forms of prospectus and Statement of Additional Information for the Modern Technology Fund that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act do not differ from those contained in Post-Effective Amendment No. 35, which was filed on August 8, 2014, and (ii) the text of Post-Effective Amendment No. 35 was filed electronically on August 8, 2014.

Please do not hesitate to contact the undersigned at (949) 442-6037 if you have any questions regarding this certification.

Sincerely,

/s/ Robert A. Robertson

Robert A. Robertson